Divestments and Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Divestments and Investments

Note 2. Divestments and Investments

LPW Technology Divestment

On October 22, 2018, the Company sold its minority equity interests (approximately 40%) in LPW Technology for total consideration of $33.6 million, of which $30.3 million was paid upon closing. The Company recognized a net gain of $13.5 million which was recorded in the consolidated Statements of Operations and Comprehensive Loss under share in profits (losses) of associated companies. The following table presents the summarized financial data of LPW:

Summarized Financial Statements Data
	October 22, 2018	December 31, 2017
	(U.S. $ in thousands)
Current assets	$10,682	$18,512
Non-current assets	16,571	6,257
Total assets	$27,253	$24,769

Current liabilities	$7,600	$5,751
Non-current liabilities	4,930	1,401
Total liabilities	$12,530	$7,152

The net loss of LPW for the respective periods in which the Company accounted for its investment in LPW under the equity method of accounting -- during 2018, 2017 and 2016 -- was $4.6 million, $1.8 million and $0.5 million, respectively.

Solidscape Divestment

During the third quarter of 2018, the Company sold Solidscape, a wholly-owned subsidiary focused on SCP, ink-jetting technology to produce wax-like patterns for lost-wax casting. As a result of this divestiture, the Company recognized a gain of $7.0 million, net of transaction costs in the consolidated Statements of Operations and Comprehensive Loss under selling, general and administrative expenses.

Investment in Evolve

During 2018, the Company, jointly with certain employees and one of the Company's board members formed an entity for one of its research and development projects (“Evolve“), which received subsequent investments from certain additional strategic investors. The Company does not consolidate the results of operations of Evolve, commencing March 2018. As a result of this transaction, the Company recorded a $1.6 million loss included in its operating expenses. In addition, since Evolve is not considered a business, the Company recorded a $5.0 million loss related to the write-off of Evolve's in-process research and development project, which is included in share in profits (losses) of associated companies, in its consolidated financial statements for the year ended December 31, 2018.

During 2018, the Company invested $5.2 million in two entities which are accounted for under the equity method of accounting. The following table presents the summarized financial data of the Company's unconsolidated affiliates as of December 31, 2018, in which it utilized the equity method of accounting:

December 31, 2018
(U.S. $ in thousands)
Summarized Financial Statements Data
Current assets	$30,182
Non-current assets	5,337
Total assets	35,519

Current liabilities	3,434
Non-current liabilities	28
Total liabilities	3,462

Net income (loss) for the year ended	$(11,306)

*The Company's unconsolidated affiliates did not recognize any revenues for the year ended December 31, 2018.